Subsequent events (Details) - Subsequent Events [Member]	Jul. 31, 2024 $ / shares
Subsequent Events [Abstract]
Dividend declaration date	Jul. 31, 2024
Dividend approved (in dollars per share)	$ 0.445
Dividend approved expected date to be paid	Sep. 16, 2024